Stock-Based Compensation - Summary of Outstanding Stock Options and Related Activity (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 06, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Outstanding Shares, beginning balance	411	534	543
Granted Shares	33	18	158
Exercised Shares		(2)	(1)
Cancelled Shares	(71)	(139)	(166)
Outstanding Shares, ending balance	373	411	534
Exercisable Shares	307	322	393	1,291
Vested and expected to vest Shares	366
Outstanding Weighted Ave. Exercise Price, beginning balance	$ 21.56	$ 21.16	$ 27.04
Granted, Weighted Ave. Exercise Price	2.36	5.08	3.80
Exercised, Weighted Ave. Exercise Price		4.76	5.52
Cancelled, Weighted Ave. Exercise Price	8.04	16.20	23.92
Outstanding Weighted Ave. Exercise Price, ending balance	22.44	21.56	21.16
Exercisable, Weighted Ave. Exercise Price	26.48	$ 32.16	$ 35.24	$ 8.04
Vested and expected to vest, Weighted Ave. Exercise Price	$ 22.79